UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08437
Undiscovered Managers Funds
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class A Shares/Ticker: UBVAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class A Shares)	$127	1.24%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class A Shares, without a sales charge, returned 5.14% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class A Shares)	June 4, 2004	(0.38)%	17.01%	7.94%
Undiscovered Managers Behavioral Value Fund (Class A Shares) - excluding sales charge		5.14	18.28	8.53
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective April 1, 2025, Class A Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class A Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

UBVAX-625
Undiscovered Managers Behavioral Value Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class C Shares/Ticker: UBVCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class C Shares)	$178	1.74%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class C Shares, without a sales charge, returned 4.62% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class C Shares)	June 4, 2004	3.62%	17.69%	8.09%
Undiscovered Managers Behavioral Value Fund (Class C Shares) - excluding sales charge		4.62	17.69	8.09
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective April 1, 2025, Class C Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class C Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

UBVCX-625
Undiscovered Managers Behavioral Value Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class I Shares/Ticker: UBVSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class I Shares)	$101	0.99%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class I Shares returned 5.41% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class I Shares)	April 30, 2013	5.41%	18.58%	8.80%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective April 1, 2025, Class I Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class I Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

UBVSX-625
Undiscovered Managers Behavioral Value Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class L Shares/Ticker: UBVLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class L Shares)	$92	0.90%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class L Shares returned 5.49% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class L Shares)	December 28, 1998	5.49%	18.70%	8.94%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

UBVLX-625
Undiscovered Managers Behavioral Value Fund - Class L

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class R2 Shares/Ticker: UBVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	$158	1.55%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R2 Shares returned 4.81% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	April 30, 2013	4.81%	17.93%	8.23%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective April 1, 2025, Class R2 Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class R2 Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

UBVRX-625
Undiscovered Managers Behavioral Value Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class R3 Shares/Ticker: UBVTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	$133	1.30%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R3 Shares returned 5.09% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	March 1, 2017	5.09%	18.23%	8.50%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to the inception date are based on the performance of the Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective April 1, 2025, Class R3 Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class R3 Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

UBVTX-625
Undiscovered Managers Behavioral Value Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class R4 Shares/Ticker: UBVUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	$107	1.05%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R4 Shares returned 5.35% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	March 1, 2017	5.35%	18.52%	8.77%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to the inception date are based on the performance of the Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective April 1, 2025, Class R4 Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class R4 Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

UBVUX-625
Undiscovered Managers Behavioral Value Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class R5 Shares/Ticker: UBVVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	$92	0.90%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R5 Shares returned 5.51% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	March 1, 2017	5.51%	18.70%	8.94%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to the inception date are based on the performance of the Class L Shares. The actual returns for Class R5 Shares would have been similar to those shown because Class R5 Shares have similar expenses to Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective April 1, 2025, Class R5 Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class R5 Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

UBVVX-625
Undiscovered Managers Behavioral Value Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
Undiscovered Managers Behavioral Value Fund
Class R6 Shares/Ticker: UBVFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	$82	0.80%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R6 Shares returned 5.61% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection and average underweight in the information technology sector, and security selection in the materials and real estate sectors detracted from performance relative to the Index.
  The Fund’s security selection and average underweight in the energy sector, and security selection in the utilities and financials sectors contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the industrials and materials sectors, while its largest sector underweights compared to the Index were in the information technology and real estate sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	April 30, 2013	5.61%	18.82%	9.05%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,543,366
Total number of portfolio holdings	98
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$70,227
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective April 1, 2025, Class R6 Shares of the Fund were publicly offered on a limited basis. Investors are not be eligible to purchase Class R6 Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

UBVFX-625
Undiscovered Managers Behavioral Value Fund - Class R6

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $36,419

2024 – $36,513

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $5,941

2024 – $5,824

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $11,232

2024 – $10,998

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2025 and 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – Not applicable

2024 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024 - $40.5 million

2023 - $34.9 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
Undiscovered Managers Funds
June 30, 2025
Undiscovered Managers Behavioral Value Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Automobile Components — 1.6%
American Axle & Manufacturing Holdings, Inc. *	2,812	11,475
Gentex Corp.	4,884	107,403
Gentherm, Inc. *	1,135	32,108
		150,986
Banks — 20.6%
Berkshire Hills Bancorp, Inc.	1,747	43,744
Brookline Bancorp, Inc.	3,981	42,004
Citizens Financial Group, Inc.	8,778	392,831
CVB Financial Corp.	1,974	39,061
First Hawaiian, Inc.	4,600	114,811
FNB Corp.	17,719	258,339
Hope Bancorp, Inc.	5,679	60,933
KeyCorp	27,568	480,240
Old National Bancorp	14,329	305,775
Simmons First National Corp., Class A	1,271	24,091
United Bankshares, Inc.	1,265	46,103
Valley National Bancorp	7,294	65,135
WaFd, Inc.	3,118	91,284
		1,964,351
Building Products — 2.1%
Armstrong World Industries, Inc.	187	30,419
JELD-WEN Holding, Inc. *	4,045	15,858
Resideo Technologies, Inc. *	7,018	154,804
		201,081
Chemicals — 4.4%
Cabot Corp.	1,837	137,790
Celanese Corp.	2,587	143,149
Koppers Holdings, Inc.	937	30,126
Olin Corp.	5,296	106,385
		417,450
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	1,024	48,327
Brink's Co. (The)	1,437	128,342
MillerKnoll, Inc.	2,783	54,052
		230,721
Construction & Engineering — 1.5%
Granite Construction, Inc.	1,516	141,798
Containers & Packaging — 7.2%
Amcor plc	29,107	267,495
Graphic Packaging Holding Co.	13,804	290,843
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — continued
Greif, Inc., Class A	1,163	75,585
Silgan Holdings, Inc.	1,038	56,238
		690,161
Distributors — 1.4%
LKQ Corp.	3,713	137,434
Diversified Consumer Services — 0.6%
Frontdoor, Inc. *	886	52,241
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	1,033	18,408
Broadstone Net Lease, Inc.	1,964	31,527
		49,935
Electric Utilities — 2.3%
Portland General Electric Co.	4,337	176,211
TXNM Energy, Inc.	693	39,056
		215,267
Electrical Equipment — 1.8%
Sensata Technologies Holding plc	5,810	174,942
Energy Equipment & Services — 1.2%
Patterson-UTI Energy, Inc.	15,539	92,147
TETRA Technologies, Inc. *	6,069	20,390
		112,537
Financial Services — 1.4%
NCR Atleos Corp. *	1,972	56,273
Radian Group, Inc.	2,175	78,322
		134,595
Food Products — 1.4%
Flowers Foods, Inc.	8,339	133,256
Gas Utilities — 4.3%
Southwest Gas Holdings, Inc.	1,103	82,056
Spire, Inc.	1,630	118,929
UGI Corp.	5,829	212,296
		413,281
Health Care Equipment & Supplies — 5.2%
CONMED Corp.	1,492	77,718
Dentsply Sirona, Inc.	9,426	149,688
Envista Holdings Corp. *	3,636	71,036
ICU Medical, Inc. *	1,178	155,673
Integra LifeSciences Holdings Corp. *	3,336	40,936
		495,051
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	Undiscovered Managers Funds	1

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 1.6%
Ensign Group, Inc. (The)	1,015	156,567
Health Care REITs — 3.5%
Healthpeak Properties, Inc.	18,985	332,427
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	2,242	15,630
Pebblebrook Hotel Trust	5,522	55,164
		70,794
Hotels, Restaurants & Leisure — 1.2%
Marriott Vacations Worldwide Corp.	1,575	113,866
Household Durables — 0.3%
Tri Pointe Homes, Inc. *	760	24,277
Household Products — 1.8%
Energizer Holdings, Inc.	3,345	67,432
Reynolds Consumer Products, Inc.	4,741	101,561
		168,993
Industrial REITs — 1.3%
Americold Realty Trust, Inc.	7,596	126,330
Insurance — 7.3%
Assured Guaranty Ltd.	845	73,601
Axis Capital Holdings Ltd.	451	46,824
CNO Financial Group, Inc.	3,615	139,459
Horace Mann Educators Corp.	1,908	82,003
James River Group Holdings Ltd.	1,734	10,158
Kemper Corp.	3,021	194,975
White Mountains Insurance Group Ltd.	85	153,478
		700,498
Machinery — 7.3%
AGCO Corp.	2,319	239,245
Hillenbrand, Inc.	3,323	66,702
Hyster-Yale, Inc.	181	7,213
JBT Marel Corp.	601	72,256
Kennametal, Inc.	1,239	28,452
Terex Corp.	2,758	128,757
Timken Co. (The)	1,738	126,060
Toro Co. (The)	355	25,101
		693,786
Marine Transportation — 0.6%
Matson, Inc.	490	54,534
Media — 0.4%
TEGNA, Inc.	2,081	34,884
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 0.9%
Black Hills Corp.	1,124	63,051
Northwestern Energy Group, Inc.	465	23,848
		86,899
Oil, Gas & Consumable Fuels — 3.0%
Devon Energy Corp.	5,975	190,056
Range Resources Corp.	2,374	96,543
		286,599
Paper & Forest Products — 0.1%
Magnera Corp. * (a)	1,028	12,415
Professional Services — 3.0%
Concentrix Corp.	1,752	92,580
Maximus, Inc.	1,475	103,583
Science Applications International Corp.	836	94,096
		290,259
Real Estate Management & Development — 0.5%
Cushman & Wakefield plc *	3,822	42,305
Retail REITs — 1.6%
Kite Realty Group Trust	6,557	148,518
Software — 1.3%
NCR Voyix Corp. *	6,192	72,634
Verint Systems, Inc. *	2,824	55,541
		128,175
Specialized REITs — 0.2%
Rayonier, Inc.	884	19,613
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	2,736	127,204
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	223	6,702
Columbia Sportswear Co.	331	20,225
Hanesbrands, Inc. *	15,179	69,520
		96,447
Trading Companies & Distributors — 0.9%
MRC Global, Inc. *	3,355	45,994
MSC Industrial Direct Co., Inc., Class A	471	40,048
		86,042
Total Common Stocks (Cost $8,275,522)		9,516,519
SEE NOTES TO FINANCIAL STATEMENTS.

2	Undiscovered Managers Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $21,134)	21,130	21,135
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $132)	132	132
Total Short-Term Investments (Cost $21,266)		21,267
Total Investments — 99.9% (Cost $8,296,788)		9,537,786
Other Assets in Excess of Liabilities — 0.1%		5,580
NET ASSETS — 100.0%		9,543,366

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $123.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	Undiscovered Managers Funds	3

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2025
(Amounts in thousands, except per share amounts)

Undiscovered Managers Behavioral Value Fund
ASSETS:
Investments in non-affiliates, at value	$9,516,519
Investments in affiliates, at value	21,135
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	132
Cash	78
Receivables:
Investment securities sold	7,863
Fund shares sold	8,388
Dividends from non-affiliates	15,166
Dividends from affiliates	3
Tax reclaims	716
Securities lending income (See Note 2.C.)	— (a)
Total Assets	9,570,000
LIABILITIES:
Payables:
Investment securities purchased	8,641
Collateral received on securities loaned (See Note 2.C.)	132
Fund shares redeemed	10,591
Accrued liabilities:
Investment advisory fees	5,377
Administration fees	554
Distribution fees	161
Service fees	740
Custodian and accounting fees	58
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	380
Total Liabilities	26,634
Net Assets	$9,543,366

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

4	Undiscovered Managers Funds	June 30, 2025

Undiscovered Managers Behavioral Value Fund
NET ASSETS:
Paid-in-Capital	$7,857,929
Total distributable earnings (loss)	1,685,437
Total Net Assets	$9,543,366
Net Assets:
Class A	$659,810
Class C	32,190
Class I	2,616,931
Class L	2,814,604
Class R2	15,039
Class R3	5,419
Class R4	8,345
Class R5	31,603
Class R6	3,359,425
Total	$9,543,366
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	8,361
Class C	444
Class I	32,133
Class L	34,370
Class R2	194
Class R3	70
Class R4	103
Class R5	386
Class R6	40,915
Net Asset Value (a):
Class A — Redemption price per share	$78.91
Class C — Offering price per share (b)	72.48
Class I — Offering and redemption price per share	81.44
Class L — Offering and redemption price per share	81.89
Class R2 — Offering and redemption price per share	77.61
Class R3 — Offering and redemption price per share	77.84
Class R4 — Offering and redemption price per share	81.11
Class R5 — Offering and redemption price per share	81.78
Class R6 — Offering and redemption price per share	82.11
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$83.28
Cost of investments in non-affiliates	$8,275,522
Cost of investments in affiliates	21,134
Investment securities on loan, at value (See Note 2.C.)	123
Cost of investment of cash collateral (See Note 2.C.)	132

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	Undiscovered Managers Funds	5

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

Undiscovered Managers Behavioral Value Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)
Dividend income from non-affiliates	233,421
Dividend income from affiliates	9,368
Income from securities lending (net) (See Note 2.C.)	18
Total investment income	242,807
EXPENSES:
Investment advisory fees	74,261
Administration fees	7,436
Distribution fees:
Class A	1,764
Class C	257
Class R2	82
Class R3	16
Service fees:
Class A	1,764
Class C	86
Class I	7,123
Class L	2,826
Class R2	41
Class R3	16
Class R4	21
Class R5	30
Custodian and accounting fees	321
Interest expense to affiliates	4
Professional fees	92
Trustees’ and Chief Compliance Officer’s fees	52
Printing and mailing costs	676
Registration and filing fees	295
Transfer agency fees (See Note 2.F.)	207
Other	180
Total expenses	97,550
Less fees waived	(6,615)
Less expense reimbursements	(60)
Net expenses	90,875
Net investment income (loss)	151,932

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

6	Undiscovered Managers Funds	June 30, 2025

Undiscovered Managers Behavioral Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$733,507
Investments in affiliates	112
Net realized gain (loss)	733,619
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(425,255)
Investments in affiliates	1
Change in net unrealized appreciation/depreciation	(425,254)
Net realized/unrealized gains (losses)	308,365
Change in net assets resulting from operations	$460,297
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	Undiscovered Managers Funds	7

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	Undiscovered Managers Behavioral Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$151,932	$137,051
Net realized gain (loss)	733,619	356,247
Change in net unrealized appreciation/depreciation	(425,254)	673,804
Change in net assets resulting from operations	460,297	1,167,102
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(31,305)	(52,892)
Class C	(1,489)	(3,156)
Class I	(133,710)	(150,126)
Class L	(129,712)	(200,662)
Class R2	(710)	(1,142)
Class R3	(287)	(496)
Class R4	(375)	(636)
Class R5	(1,528)	(1,977)
Class R6	(161,857)	(229,842)
Total distributions to shareholders	(460,973)	(640,929)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	480,740	1,062,527
NET ASSETS:
Change in net assets	480,064	1,588,700
Beginning of period	9,063,302	7,474,602
End of period	$9,543,366	$9,063,302
SEE NOTES TO FINANCIAL STATEMENTS.

8	Undiscovered Managers Funds	June 30, 2025

	Undiscovered Managers Behavioral Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$114,557	$145,201
Distributions reinvested	27,302	46,163
Cost of shares redeemed	(170,378)	(129,522)
Change in net assets resulting from Class A capital transactions	(28,519)	61,842
Class C
Proceeds from shares issued	6,257	7,203
Distributions reinvested	1,379	2,969
Cost of shares redeemed	(8,489)	(24,686)
Change in net assets resulting from Class C capital transactions	(853)	(14,514)
Class I
Proceeds from shares issued	1,004,483	1,294,246
Distributions reinvested	74,634	95,038
Cost of shares redeemed	(1,082,803)	(681,894)
Change in net assets resulting from Class I capital transactions	(3,686)	707,390
Class L
Proceeds from shares issued	629,917	484,135
Distributions reinvested	125,935	183,580
Cost of shares redeemed	(569,280)	(675,899)
Change in net assets resulting from Class L capital transactions	186,572	(8,184)
Class R2
Proceeds from shares issued	3,017	2,879
Distributions reinvested	710	1,142
Cost of shares redeemed	(4,737)	(2,681)
Change in net assets resulting from Class R2 capital transactions	(1,010)	1,340
Class R3
Proceeds from shares issued	2,266	2,175
Distributions reinvested	286	496
Cost of shares redeemed	(3,854)	(2,219)
Change in net assets resulting from Class R3 capital transactions	(1,302)	452
Class R4
Proceeds from shares issued	2,908	2,762
Distributions reinvested	375	635
Cost of shares redeemed	(3,639)	(2,559)
Change in net assets resulting from Class R4 capital transactions	(356)	838
Class R5
Proceeds from shares issued	18,610	11,578
Distributions reinvested	965	1,112
Cost of shares redeemed	(8,967)	(14,437)
Change in net assets resulting from Class R5 capital transactions	10,608	(1,747)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	Undiscovered Managers Funds	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	Undiscovered Managers Behavioral Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$981,369	$832,643
Distributions reinvested	121,172	166,522
Cost of shares redeemed	(783,255)	(684,055)
Change in net assets resulting from Class R6 capital transactions	319,286	315,110
Total change in net assets resulting from capital transactions	$480,740	$1,062,527
SHARE TRANSACTIONS:
Class A
Issued	1,396	1,896
Reinvested	326	606
Redeemed	(2,115)	(1,692)
Change in Class A Shares	(393)	810
Class C
Issued	83	102
Reinvested	18	42
Redeemed	(115)	(350)
Change in Class C Shares	(14)	(206)
Class I
Issued	11,911	16,302
Reinvested	867	1,210
Redeemed	(13,356)	(8,695)
Change in Class I Shares	(578)	8,817
Class L
Issued	7,482	6,106
Reinvested	1,456	2,324
Redeemed	(6,815)	(8,564)
Change in Class L Shares	2,123	(134)
Class R2
Issued	37	38
Reinvested	9	15
Redeemed	(59)	(35)
Change in Class R2 Shares	(13)	18
Class R3
Issued	29	29
Reinvested	3	7
Redeemed	(48)	(29)
Change in Class R3 Shares	(16)	7
SEE NOTES TO FINANCIAL STATEMENTS.

10	Undiscovered Managers Funds	June 30, 2025

	Undiscovered Managers Behavioral Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R4
Issued	35	36
Reinvested	4	8
Redeemed	(43)	(33)
Change in Class R4 Shares	(4)	11
Class R5
Issued	213	144
Reinvested	11	14
Redeemed	(106)	(178)
Change in Class R5 Shares	118	(20)
Class R6
Issued	11,506	10,457
Reinvested	1,399	2,103
Redeemed	(9,276)	(8,610)
Change in Class R6 Shares	3,629	3,950
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	Undiscovered Managers Funds	11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Undiscovered Managers Behavioral Value Fund
Class A
Year Ended June 30, 2025	$78.33	$0.98	$3.22	$4.20	$(1.30)	$(2.32)	$(3.62)
Year Ended June 30, 2024	73.49	1.05	10.23	11.28	(1.15)	(5.29)	(6.44)
Year Ended June 30, 2023	74.51	0.85	4.68	5.53	(0.62)	(5.93)	(6.55)
Year Ended June 30, 2022	79.82	0.55	(3.28)	(2.73)	(0.54)	(2.04)	(2.58)
Year Ended June 30, 2021	43.66	0.49	36.02	36.51	(0.35)	—	(0.35)
Class C
Year Ended June 30, 2025	72.22	0.53	2.98	3.51	(0.93)	(2.32)	(3.25)
Year Ended June 30, 2024	68.05	0.59	9.48	10.07	(0.61)	(5.29)	(5.90)
Year Ended June 30, 2023	69.37	0.42	4.39	4.81	(0.20)	(5.93)	(6.13)
Year Ended June 30, 2022	74.40	0.12	(3.02)	(2.90)	(0.09)	(2.04)	(2.13)
Year Ended June 30, 2021	40.67	0.16	33.58	33.74	(0.01)	—	(0.01)
Class I
Year Ended June 30, 2025	80.74	1.22	3.32	4.54	(1.52)	(2.32)	(3.84)
Year Ended June 30, 2024	75.53	1.30	10.50	11.80	(1.30)	(5.29)	(6.59)
Year Ended June 30, 2023	76.37	1.07	4.79	5.86	(0.77)	(5.93)	(6.70)
Year Ended June 30, 2022	81.75	0.76	(3.37)	(2.61)	(0.73)	(2.04)	(2.77)
Year Ended June 30, 2021	44.72	0.70	36.85	37.55	(0.52)	—	(0.52)
Class L
Year Ended June 30, 2025	81.15	1.31	3.33	4.64	(1.58)	(2.32)	(3.90)
Year Ended June 30, 2024	75.88	1.34	10.59	11.93	(1.37)	(5.29)	(6.66)
Year Ended June 30, 2023	76.71	1.14	4.81	5.95	(0.85)	(5.93)	(6.78)
Year Ended June 30, 2022	82.10	0.86	(3.38)	(2.52)	(0.83)	(2.04)	(2.87)
Year Ended June 30, 2021	44.88	0.75	37.05	37.80	(0.58)	—	(0.58)
Class R2
Year Ended June 30, 2025	77.12	0.71	3.18	3.89	(1.08)	(2.32)	(3.40)
Year Ended June 30, 2024	72.44	0.79	10.09	10.88	(0.91)	(5.29)	(6.20)
Year Ended June 30, 2023	73.53	0.61	4.61	5.22	(0.38)	(5.93)	(6.31)
Year Ended June 30, 2022	78.78	0.32	(3.23)	(2.91)	(0.30)	(2.04)	(2.34)
Year Ended June 30, 2021	43.14	0.29	35.61	35.90	(0.26)	—	(0.26)
Class R3
Year Ended June 30, 2025	77.30	0.90	3.21	4.11	(1.25)	(2.32)	(3.57)
Year Ended June 30, 2024	72.59	0.98	10.11	11.09	(1.09)	(5.29)	(6.38)
Year Ended June 30, 2023	73.66	0.79	4.64	5.43	(0.57)	(5.93)	(6.50)
Year Ended June 30, 2022	78.96	0.50	(3.22)	(2.72)	(0.54)	(2.04)	(2.58)
Year Ended June 30, 2021	43.23	0.48	35.65	36.13	(0.40)	—	(0.40)
Class R4
Year Ended June 30, 2025	80.40	1.16	3.31	4.47	(1.44)	(2.32)	(3.76)
Year Ended June 30, 2024	75.25	1.22	10.49	11.71	(1.27)	(5.29)	(6.56)
Year Ended June 30, 2023	76.18	1.03	4.76	5.79	(0.79)	(5.93)	(6.72)
Year Ended June 30, 2022	81.55	0.81	(3.42)	(2.61)	(0.72)	(2.04)	(2.76)
Year Ended June 30, 2021	44.58	0.67	36.77	37.44	(0.47)	—	(0.47)
Class R5
Year Ended June 30, 2025	81.06	1.34	3.29	4.63	(1.59)	(2.32)	(3.91)
Year Ended June 30, 2024	75.81	1.33	10.59	11.92	(1.38)	(5.29)	(6.67)
Year Ended June 30, 2023	76.65	1.15	4.80	5.95	(0.86)	(5.93)	(6.79)
Year Ended June 30, 2022	82.04	0.87	(3.39)	(2.52)	(0.83)	(2.04)	(2.87)
Year Ended June 30, 2021	44.86	0.78	36.99	37.77	(0.59)	—	(0.59)
SEE NOTES TO FINANCIAL STATEMENTS.

12	Undiscovered Managers Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$78.91	5.14%	$659,810	1.24%	1.20%	1.34%	35%
78.33	15.70	685,654	1.24	1.36	1.35	27
73.49	7.30	583,756	1.24	1.13	1.35	39
74.51	(3.56)	518,471	1.27	0.68	1.35	37
79.82	83.87	492,556	1.29	0.78	1.34	30

72.48	4.62	32,190	1.74	0.70	1.84	35
72.22	15.12	33,128	1.74	0.84	1.86	27
68.05	6.77	45,189	1.74	0.60	1.85	39
69.37	(4.04)	62,159	1.77	0.15	1.85	37
74.40	82.97	88,919	1.79	0.27	1.84	30

81.44	5.41	2,616,931	0.99	1.46	1.09	35
80.74	15.99	2,641,019	0.99	1.64	1.10	27
75.53	7.58	1,804,655	0.99	1.38	1.11	39
76.37	(3.32)	1,669,775	1.02	0.91	1.10	37
81.75	84.32	1,847,319	1.05	1.02	1.10	30

81.89	5.51	2,814,604	0.90	1.55	0.94	35
81.15	16.09	2,617,030	0.90	1.70	0.95	27
75.88	7.67	2,457,156	0.90	1.46	0.95	39
76.71	(3.20)	2,321,525	0.90	1.04	0.95	37
82.10	84.61	2,607,467	0.90	1.18	0.95	30

77.61	4.81	15,039	1.55	0.89	1.62	35
77.12	15.35	15,945	1.55	1.05	1.62	27
72.44	6.96	13,716	1.55	0.82	1.62	39
73.53	(3.83)	12,917	1.55	0.40	1.62	37
78.78	83.41	13,172	1.54	0.49	1.61	30

77.84	5.09	5,419	1.30	1.12	1.35	35
77.30	15.62	6,596	1.30	1.30	1.36	27
72.59	7.25	5,744	1.30	1.06	1.35	39
73.66	(3.59)	5,977	1.30	0.63	1.35	37
78.96	83.86	6,122	1.29	0.78	1.35	30

81.11	5.35	8,345	1.05	1.39	1.10	35
80.40	15.92	8,592	1.05	1.55	1.11	27
75.25	7.50	7,249	1.05	1.33	1.10	39
76.18	(3.34)	6,205	1.05	0.99	1.12	37
81.55	84.31	2,690	1.05	1.02	1.11	30

81.78	5.51	31,603	0.90	1.59	0.94	35
81.06	16.08	21,759	0.90	1.68	0.95	27
75.81	7.67	21,861	0.90	1.48	0.95	39
76.65	(3.20)	17,819	0.90	1.05	0.95	37
82.04	84.60	19,235	0.90	1.20	0.95	30
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	Undiscovered Managers Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Undiscovered Managers Behavioral Value Fund (continued)
Class R6
Year Ended June 30, 2025	$81.36	$1.40	$3.33	$4.73	$(1.66)	$(2.32)	$(3.98)
Year Ended June 30, 2024	76.05	1.44	10.61	12.05	(1.45)	(5.29)	(6.74)
Year Ended June 30, 2023	76.87	1.23	4.81	6.04	(0.93)	(5.93)	(6.86)
Year Ended June 30, 2022	82.27	0.95	(3.40)	(2.45)	(0.91)	(2.04)	(2.95)
Year Ended June 30, 2021	44.97	0.84	37.10	37.94	(0.64)	—	(0.64)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

14	Undiscovered Managers Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$82.11	5.61%	$3,359,425	0.80%	1.66%	0.84%	35%
81.36	16.21	3,033,579	0.80	1.81	0.85	27
76.05	7.78	2,535,276	0.80	1.57	0.85	39
76.87	(3.11)	2,248,260	0.80	1.14	0.85	37
82.27	84.79	2,142,164	0.80	1.29	0.84	30

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	Undiscovered Managers Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
(Dollar values in thousands)
1. Organization
Undiscovered Managers Funds (the “Trust”) was organized on September 29, 1997, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
Undiscovered Managers Behavioral Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	Diversified
The investment objective of the Fund is capital appreciation.
Class L Shares of the Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus. Effective April 1, 2025, all share classes of the Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

16	Undiscovered Managers Funds	June 30, 2025

The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,537,786	$—	$—	$9,537,786

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of June 30, 2025, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

June 30, 2025	Undiscovered Managers Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of June 30, 2025.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$123	$(123)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2025, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund. The amount of this waiver was $1.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$67,128	$2,879,291	$2,925,397	$112	$1	$21,135	21,130	$9,368	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	23,985	190,395	214,249	1 *	— (c)	132	132	751 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	3,072	9,447	12,519	—	—	—	—	36 *	—
Total	$94,185	$3,079,133	$3,152,165	$113	$1	$21,267		$10,155	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

18	Undiscovered Managers Funds	June 30, 2025

F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended June 30, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Transfer agency fees	$29	$2	$16	$58	$4	$1	$1	$1	$95	$207
G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$41,397	$45,315	$(86,712)
The reclassifications for the Fund relate primarily to tax adjustments on certain investments and tax equalization.
I. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets.
A Sub-Advisory Agreement exists between JPMIM and Fuller & Thaler Asset Management, Inc. for the Fund. Under the terms of the Sub-Advisory Agreement, JPMIM pays the sub-adviser a portion of fees received by JPMIM at the annual rate of 0.55% of the Fund's average net assets.

June 30, 2025	Undiscovered Managers Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The Adviser waived investment advisory fees and/or reimbursed expenses outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended June 30, 2025, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2025, JPMDS retained the following:
Front-End Sales Charge	CDSC
$50	$—
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.10%	0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

20	Undiscovered Managers Funds	June 30, 2025

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
1.24%	1.74%	0.99%	0.90%	1.55%	1.30%	1.05%	0.90%	0.80%

The expense limitation agreement was in effect for the year ended June 30, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
For the year ended June 30, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
$3,822	$383	$2,198	$6,403	$60
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended June 30, 2025 was $212.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Fund used related party broker-dealers during the year ended June 30, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser in the amount of $4.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$3,670,028	$3,436,513
During the year ended June 30, 2025, there were no purchases or sales of U.S. Government securities.

June 30, 2025	Undiscovered Managers Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$8,451,769	$1,796,968	$710,951	$1,086,017
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$278,797	$182,176	$460,973

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$308,539	$332,390	$640,929

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$112,228	$487,275	$1,086,017

The cumulative timing differences primarily consist of wash sale loss deferrals.
As of June 30, 2025, the Fund did not have any net capital loss carryforwards.
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

22	Undiscovered Managers Funds	June 30, 2025

The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund at June 30, 2025. Average borrowings from the Facility during the year ended June 30, 2025 were as follows:
Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
$7,535	5.07%	1	$1
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended June 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of June 30, 2025, the Fund had two individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the Fund's outstanding shares, and collectively owning 38.2% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

June 30, 2025	Undiscovered Managers Funds	23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Undiscovered Managers Funds and Shareholders of Undiscovered Managers Behavioral Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Undiscovered Managers Behavioral Value Fund (the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

24	Undiscovered Managers Funds	June 30, 2025

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 71.29%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025.
Long Term Capital Gain
The Fund distributed $220,981, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025.
Qualified Dividend Income (QDI)
The Fund had $208,154, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025.

June 30, 2025	Undiscovered Managers Funds	25

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-UM-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 2, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

September 2, 2025